Basis of Presentation and Significant Accounting Policies - Changes in Company's Product Warranty Liability (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Product Warranty Accrual [Line Items]
Balance, beginning of the period	$ 61	$ 63	$ 49
Current period accrual	89	99	98
Amounts charged to the accrual	(94)	(101)	(84)
Balance, end of the period	$ 56	$ 61	$ 63